Note 6 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Long-term debt, gross	$ 81,921,760	$ 85,207,220
Less: Current portion	(13,416,840)	(12,541,840)
Long-term portion	68,504,920	72,665,380
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	416,439	477,595
Long-term bank loans, current portion net of deferred charges	13,170,320	12,295,320
Long-term bank loans, long-term portion net of deferred charges	68,088,481	72,187,785
Loan from related party, current	2,663,367	795,562
Euroseas Ltd [Member]
Loan from related party, current	5,000,000	5,000,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	3,346,760	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	11,600,000	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	$ 30,600,000	$ 32,000,000